Income Tax - Schedule of Beginning and Ending Net Deferred Tax Assets (Details) - HKD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Beginning and Ending Net Deferred Tax Assets [Abstract]
Balance at beginning of the year	$ (50,156)	$ (1,767,495)
Retrospective adjustment upon adoption of ASC 326	219,574
Deferred income tax benefit (expense)	(393,433)	1,717,339
Balance at end of the year	$ (224,015)	$ (50,156)